RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due to related parties
Conversion of stock, shares converted	25,080
Advances
Due to related parties
Advance due to related parties	$ 104,568	$ 194,568
Accrued Salary
Due to related parties
Advance due to related parties	126,706
Expense Reimbursements
Due to related parties
Advance due to related parties	$ 246,885